Leases - Rent Expense for Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015
Leases [Abstract]
Minimum rent	$ 295.1	$ 229.9	$ 213.8
Contingent rent	129.4	134.8	142.8
Total rent expense	424.5	364.7	$ 356.6
Lease termination charges	$ 0.2	$ 5.9